SCHEDULE OF TRANSACTIONS WITH RELATED PARTIES (Details) $ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Related Party Transaction [Line Items]
- Purchase of motor vehicles		$ 9,381	$ 12,817	$ 12,382
- Lease payments			8,638	7,764
Ten-League Corporations Pte. Ltd. [Member]
Related Party Transaction [Line Items]
- Management fee charged	[1]		1,358	2,471
-Expenses paid on behalf	[1]		3
-Services rendered	[1]		2
Ten-League Corporations Pte. Ltd. [Member] | Plant and Equipment [Member]
Related Party Transaction [Line Items]
- Purchase of motor vehicles	[1]		10	884
- Lease payments	[1]			131
Ten-League Corporations Pte. Ltd. [Member] | Spare Parts [Member]
Related Party Transaction [Line Items]
- Purchase of motor vehicles	[1]		877	708
Ten-League Corporations Pte. Ltd. [Member] | Vehicles [Member]
Related Party Transaction [Line Items]
- Purchase of motor vehicles	[1]			88
Ten-League Corporations Pte. Ltd. [Member] | Factory Premises [Member]
Related Party Transaction [Line Items]
- Lease payments	[1]		1,096	480
Ten-League Green Energy Pte Ltd [Member]
Related Party Transaction [Line Items]
- Subcontract costs	[2]		$ 203	$ 373

[1]	- Ultimate holding company
[2]	-